Fair Value (Details) - Schedule of Fair Values of Financial Assets and Liabilities, Excluding Financial Instruments - Fair Value, Recurring [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents	$ 15,763,073	$ 11,159,610
Bank balances held on behalf of customers	1,626,680	3,242,989
Receivables from broker-dealers and clearing organizations	33,301,424	33,342,254
Short-term loans receivable		7,126,021
Other receivables	50,670	534,437
Total assets in fair value	50,741,847	55,405,311
Liabilities
Payables to customers	24,955,725	23,829,192
Payables to broker-dealers and clearing organizations	32,151,798	24,963,524
Accrued expenses and other payables	1,867,779	1,923,305
Short-term borrowings	109,376	110,000
Lease liability - current	606,430	601,531
Lease liability - noncurrent	309,155	618,705
Due to director	115,305	146,671
Total liabilities in fair value	60,115,568	52,192,928
Estimated Fair Value [Member]
Assets
Cash and cash equivalents	15,763,073	11,159,610
Bank balances held on behalf of customers	1,626,680	3,242,989
Receivables from broker-dealers and clearing organizations	33,301,424	33,342,254
Short-term loans receivable		7,126,021
Other receivables	50,670	534,437
Total assets in fair value	50,741,847	55,405,311
Liabilities
Payables to customers	24,955,725	23,829,192
Payables to broker-dealers and clearing organizations	32,151,798	24,963,524
Accrued expenses and other payables	1,867,779	1,923,305
Short-term borrowings	109,376	110,000
Lease liability - current	606,430	601,531
Lease liability - noncurrent	309,155	618,705
Due to director	115,305	146,671
Total liabilities in fair value	60,115,568	52,192,928
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets
Cash and cash equivalents	15,763,073	11,159,610
Bank balances held on behalf of customers	1,626,680	3,242,989
Receivables from broker-dealers and clearing organizations
Short-term loans receivable		7,126,021
Other receivables
Total assets in fair value	17,389,753	21,528,620
Liabilities
Payables to customers
Payables to broker-dealers and clearing organizations
Accrued expenses and other payables
Short-term borrowings
Lease liability - current
Lease liability - noncurrent
Due to director
Total liabilities in fair value
Significant Observable Inputs (Level 2) [Member]
Assets
Cash and cash equivalents
Bank balances held on behalf of customers
Receivables from broker-dealers and clearing organizations	33,301,424	33,342,254
Short-term loans receivable
Other receivables	50,670	534,437
Total assets in fair value	33,352,094	33,876,691
Liabilities
Payables to customers	24,955,725	23,829,192
Payables to broker-dealers and clearing organizations	32,151,798	24,963,524
Accrued expenses and other payables	1,867,779	1,923,305
Short-term borrowings	109,376	110,000
Lease liability - current	606,430	601,531
Lease liability - noncurrent	309,155	618,705
Due to director	115,305	146,671
Total liabilities in fair value	60,115,568	52,192,928
Significant Unobservable Inputs (Level 3) [Member]
Assets
Cash and cash equivalents
Bank balances held on behalf of customers
Receivables from broker-dealers and clearing organizations
Short-term loans receivable
Other receivables
Total assets in fair value
Liabilities
Payables to customers
Payables to broker-dealers and clearing organizations
Accrued expenses and other payables
Short-term borrowings
Lease liability - current
Lease liability - noncurrent
Due to director
Total liabilities in fair value